Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,831,500.00
Total Fee Amount	6,191.23
Total Offset Amount	0.00
Net Fee	$ 6,191.23
Offering Table N/A
Offset Table N/A	N/A